Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Operating activities
Net earnings (loss)	$ 159,041	$ (262,321)	$ 38,736	$ (12,711)
Adjustments and items not affecting cash:
Depreciation and amortization	136,912	118,448	266,452	240,089
Deferred taxes	41,453	(62,258)	25,046	(44,057)
Initial value and changes in derivative financial instruments net of amortization	(1,255)	(4,882)	(3,000)	(9,851)
Share-based compensation	5,172	3,199	10,282	3,895
Cost of equity funds used for construction purposes	(281)	(568)	(1,150)	(1,226)
Change in value of investments carried at fair value	(172,904)	311,410	(14,572)	132,026
Pension and post-employment expense in excess of (lower than) contributions	(1,553)	2,176	2,429	119
Distributions received from equity investments, net of income	9,799	5,588	34,269	3,554
Other (note 16(c))	(10,736)	38,232	(7,556)	36,195
Net change in non-cash operating items (note 20)	70,553	112,380	16,010	(53,356)
Net cash provided by (used in) operating activities, total	236,201	261,404	366,946	294,677
Financing activities
Increase in long-term debt	468,230	224,664	2,383,349	654,648
Repayments of long-term debt	(1,250,081)	(194,403)	(2,751,033)	(398,179)
Net change in commercial paper	(192,699)	(1,187)	(448,720)	91,613
Issuance of common shares, net of costs	1,151,038	1,405	1,152,316	3,113
Cash dividends on common shares	(77,075)	(75,493)	(150,738)	(171,386)
Dividends on preferred shares	(2,705)	(2,080)	(5,117)	(4,172)
Contributions from non-controlling interests and redeemable non-controlling interests (note 3)	0	98,955	60,545	98,955
Production-based cash contributions from non-controlling interest	2,313	0	6,315	9,082
Distributions to non-controlling interests	(18,636)	(20,746)	(25,450)	(33,084)
Shares surrendered to fund withholding taxes on exercised share options	(1,481)	0	(2,451)	(568)
Acquisition of non-controlling interest	0	0	(10,059)	0
Increase in other long-term liabilities	2,738	6,695	9,370	11,125
Decrease in other long-term liabilities	(21,991)	(255)	(44,279)	(20,329)
Net cash provided by (used in) financing activities, total	59,651	37,311	174,048	228,518
Investing activities
Additions to property, plant and equipment and intangible assets	(204,336)	(245,209)	(416,882)	(414,958)
Increase in long-term investments	(62,288)	(41,774)	(78,181)	(89,379)
Divestiture of operating entity	11,827	0	29,548	0
Increase in other assets	(1,719)	(130)	(2,650)	(1,980)
Decrease in long-term investments	0	11,749	0	11,749
Net cash provided by (used in) investing activities, total	(256,516)	(275,364)	(468,165)	(494,568)
Effect of exchange rate differences on cash and restricted cash	151	369	(1,512)	872
Increase in cash, cash equivalents and restricted cash	39,487	23,720	71,317	29,499
Cash, cash equivalents and restricted cash, beginning of period	107,969	106,964	76,139	101,185	$ 101,185
Cash, cash equivalents and restricted cash, end of period	147,456	130,684	147,456	130,684	$ 76,139
Supplemental disclosure of cash flow information:
Cash paid during the period for interest expense	96,783	75,489	206,412	178,201
Cash paid (received) during the period for income taxes - net (note 15)	(52,118)	2,097	(49,454)	4,138
Cash received during the period for distributions from equity investments	27,081	28,331	53,469	56,611
Non-cash financing and investing activities:
Property, plant and equipment acquisitions in accruals	124,001	145,594	124,001	145,594
Issuance of common shares under dividend reinvestment plan and share-based compensation plans	3,564	1,458	9,122	40,816
Property, plant and equipment, intangible assets and accrued liabilities in exchange of notes receivable	141,171	0	160,916	0
Related Party
Financing activities
Distributions to non-controlling interests, related party	$ 0	$ (244)	$ 0	$ (12,300)